Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

25. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance.

The Group’s CODM has been identified as the CEO. For the years ended December 31, 2021, 2022 and 2023, there are three operating segments identified including workspace membership, marketing and branding, and others.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC. The Group’s CODM evaluates performance based on each operating segment’s revenue and costs of revenue (excluding impairment loss). Revenues and cost of revenue (excluding impairment loss) by segment are presented below.

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue:
Workspace membership	376,642	258,796	124,140
Marketing and branding services	463,475	287,453	237,373
Other services	217,391	114,492	98,307
Total revenue	1,057,508	660,741	459,820
Cost of revenue (excluding impairment loss)
Workspace membership	(508,121)	(339,088)	(141,462)
Marketing and branding services	(444,717)	(291,568)	(223,861)
Other services	(181,222)	(104,311)	(89,461)
Total cost of revenue (excluding impairment loss)	(1,134,060)	(734,967)	(454,784)

The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.